SCHEDULE OF CHANGES IN VALUATION ALLOWANCE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ 241,209	¥ 274,645	¥ 389,584
Additions (Reversals)	(8,970)	12,519	(3,541)
Change in tax rate	19,117		(105,479)
Decrease relating to expiration of loss carry forwards	(13,317)	(46,245)	(5,979)
Foreign currency translation effect	(592)	290	60
Balance at the end of the year	¥ 237,447	¥ 241,209	¥ 274,645